Schedule of cash and cash equivalents (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Cash And Cash Equivalents
Cash on hand	$ 372	$ 481		$ 395
Cash at banks	409,092	529,406		3,044,071
Cash and cash equivalents	$ 409,464	$ 529,887	$ 2,393,636	$ 3,044,466	$ 1,951,053